Schedule of trade and other payables (Details) (Parenthetical) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Trade And Other Payables
Payments for customers related projects	$ 1,097,452	$ 2,123,220